Discontinued operations - Carrying amounts of assets and liabilities as at the date of sale (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Property, plant and equipment	€ 1,362	€ 1,951	€ 2,015
Deferred tax assets	5,945	6,253
Contract assets	694	1,136
Other current financial and firm commitment assets	629	441
Cash and cash equivalents	6,623	6,234	€ 5,467	€ 6,691
Total assets	39,149	39,860
LIABILITIES
Other financial and firm commitment liabilities	1,668	830
Trade payables	3,213	3,423
Contract liabilities	1,506	2,157
Total liabilities	18,402	€ 19,232
Discontinued Operations
ASSETS
Property, plant and equipment	102
Deferred tax assets	80
Inventories	147
Trade receivables	99
Contract assets	293
Other current financial and firm commitment assets	98
Other assets	89
Cash and cash equivalents	227
Total assets	1,135
LIABILITIES
Lease liabilities	36
Provisions	46
Other financial and firm commitment liabilities	50
Trade payables	93
Contract liabilities	347
Accrued expenses related to customer projects	184
Other liabilities	209
Total liabilities	965
Financial assets and liabilities after derivatives	€ 170